Schedule of Real Estate and Accumulated Depreciation (Details) (Parenthetical) $ in Millions	Dec. 31, 2023 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Real estate federal income tax basis	$ 418.1
Building [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation (Year)	39 years
Building [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation (Year)	40 years
Building Improvements [Member] | Minimum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation (Year)	1 year
Building Improvements [Member] | Maximum [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation (Year)	20 years